Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule Of Net Income Used In Earnings Per Share

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	24,880	21,278	8,702

Schedule Of Weighted Average Shares Used In Earnings Per Share

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	24,880	21,278	8,702

	Number of shares
	Year ended December 31,
(in thousands)	2012	2011	2010
Weighted average number of shares used in the computation of basic and diluted earnings per share (*)	20,968	20,968	20,968

(*)
Following the decision of the district court to accept Leonardo's claim, the Company has excluded the impact of the shares issuable upon the assumed conversion of the capital notes with respect to the computation diluted earnings per share for fiscal year 2010 and thereafter.  (See Note 12A2).  Other than the capital notes, there are no potential shares in all reported periods.